Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

3. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	185,368,915	(36,346,892)	149,022,023
Depreciation for the period	-	(5,111,289)	(5,111,289)
Capitalized expenses	79,442	-	79,442
Balance, June 30, 2023	185,448,357	(41,458,181)	143,990,176

As of June 30, 2023, all vessels are mortgaged as collateral under the Company’s loan agreements (see Note 5).